Goldman Sachs Small Cap Equity Insights Fund Average Annual Total Returns - Institutional [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.61%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.14%	10.47%	10.84%
Performance Inception Date	Feb. 13, 1998